Expense Example {- Templeton Growth Fund, Inc.} - Templeton Growth Fund, Inc.-28 - Templeton Growth Fund, Inc.	Jan. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 652
3 years	870
5 years	1,104
10 years	1,777
Class C
Expense Example:
1 year	284
3 years	570
5 years	982
10 years	2,130
Class R
Expense Example:
1 year	134
3 years	416
5 years	720
10 years	1,582
Class R6
Expense Example:
1 year	76
3 years	236
5 years	410
10 years	914
Advisor Class
Expense Example:
1 year	83
3 years	260
5 years	451
10 years	$ 1,005